S000006325 [Member] Investment Risks - TCW Concentrated Large Cap Growth Fund	Apr. 30, 2025
market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

market and geopolitical events risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	market and geopolitical events risk: the risk that the increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

price volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

large capitalization company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	large-capitalization company risk: the risk that securities of large-capitalization companies may underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion, which may increase the risk of loss to the Fund.

mid capitalization company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	mid‑capitalization company risk: the risk that mid‑capitalization companies may have more volatile stock performance than large capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

growth investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	growth investing risk: the risk of investing in growth stocks, which may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. The growth investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Growth-oriented funds typically underperform when value investing is in favor issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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information technology sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the information technology sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the information technology sector may be affected by the overall economic conditions as well as by factors particular to the information technology sector, including intense competition, short product cycle, rapid product obsolescence, possible loss or impairment of intellectual property rights, and changes in government regulations.

portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

securities selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	cybersecurity risk: the risk that, with the increased use of technology to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

REIT and real estate company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	REIT and real estate company risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying industries and sectors. REITs and real estate companies may be negatively impacted by factors generally affecting the value of real estate and the earnings of companies engaged in the real estate industry as well as factors that specifically relate to the structure and operations of REITs and real estate companies, including heavy cash flow dependency, self-liquidation, the possibility of failing to qualify for tax‑free “pass-through” of income under the federal tax law and the use of leverage.

concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	concentration risk: although the Fund technically remains a diversified fund, the relative increase in the market value of certain holdings has made the Fund’s portfolio sufficiently concentrated that investors in the Fund are now subject to similar risks as investing in a non‑diversified mutual fund. Non‑diversification risk is the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers. There can be no assurances as to when or whether the Fund will become less concentrated.

equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.